SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Revenue recognition
Number of criteria to be met prior to recognition of revenue	4
Shipping costs	$ 94,509	$ 63,917	$ 40,694
VAT on sales as a percentage on revenue from the sale of products	17.00%
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 48,144	$ 56,602	$ 683
Maximum
Revenue recognition
Return period subsequent to the delivery of the goods purchased by the customers	30 days